INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory balances
Raw materials and packaging	$ 1,773	$ 1,680
Finished goods	1,171	1,198
Other	320	214
Total inventories	$ 3,264	$ 3,092